K&L GATES LLP 599 LEXINGTON AVENUE NEW YORK, NY 10022 T +1 212 536 3900 F +1 212 536 3901 klgates.com

August 26, 2016

EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Absolute Shares Trust
File Nos. 333-192733 and 811-22917
Post-Effective Amendment No. 8

 Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Absolute Shares Trust (the “Trust”) is Post-Effective Amendment No. 8 to the Trust’s Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.
The primary purposes of this filing are to: (1) provide similarly managed account performance information regarding the WBI Tactical Rotation Shares (the “Fund”); and (2) make certain other changes to the Fund’s prospectus and statement of additional information.
The Trust elects that this filing become effective on October 31, 2016, pursuant to Rule 485(a)(1) under the Securities Act.  If you have any questions or comments concerning the foregoing, please call me at (212) 536-3988.

Very truly yours,

/s/ Peter J. Shea

Peter J. Shea

Attachments

cc: Matthew Bromberg
                    WBI Investments, Inc.